Loans (Servicing Assets Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loans sold and serviced but owned by outside investors	$ 113,200,000	$ 101,900,000
Servicing Asset	753,000	437,000
Discount related to retained portion of unsold SBA loans	$ 657,000	$ 502,000
SBA Servicing Assets [Member]
Discount rate used to determine fair Value	15.00%
SBA Servicing Assets [Member] | Minimum [Member]
Interest strip multiples range used to determine fair value	2.08%
Constant prepayment speeds range used to determine fair value	15.00%
SBA Servicing Assets [Member] | Maximum [Member]
Interest strip multiples range used to determine fair value	3.80%
Constant prepayment speeds range used to determine fair value	18.00%
Mortgage Servicing Assets [Member]
Discount rate used to determine fair Value	12.00%